Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Current federal income tax expense	$ 1,724	$ 1,475	$ 682
Deferred federal income tax expense (benefit)	59	(132)	378
Income tax expense	$ 1,783	$ 1,343	$ 1,060